Consolidated Statements Of Changes In Stockholders' Equity - USD ($)	Preferred Stock	Common Stock [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Balance, shares at Dec. 31, 2013		11,760,542
Balance, value at Dec. 31, 2013		$ 11,760	$ (31,660)	$ (10,100)	$ (30,000)
Shares deemed issued in recapitalization, shares		195,607
Shares deemed issued in recapitalization, value		$ 196	(196)
Common stock issued for services, shares		2,380,936
Common stock issued for services, value		$ 2,381	1,054,136		1,056,517
Common stock issued for conversion of convertible debt, shares		675,000
Common stock issued for conversion of convertible debt, value		$ 675	269,325		270,000
Common stock issued for cash and subscription receivable, shares		262,218
Common stock issued for cash and subscription receivable, value		$ 262	109,738		110,000
Net loss				(1,272,911)	$ (1,272,911)
Balance, shares at Dec. 31, 2014		15,274,303			15,274,303
Balance, value at Dec. 31, 2014		$ 15,274	1,401,343	(1,283,011)	$ 133,606
Shares deemed issued in recapitalization, value					10,725
Common stock issued for services, shares		2,158,927
Common stock issued for services, value		$ 2,159	414,541		416,700
Common stock issued for conversion of convertible debt, shares		4,000,000
Common stock issued for conversion of convertible debt, value		$ 4,000	6,000		10,000
Common stock issued for convertible debt issuance costs, share		50,000
Common stock issued for convertible debt issuance costs, value		$ 50	10,675		10,725
Debt conversion inducement expense			890,000		890,000
Net loss				(1,397,095)	$ (1,397,095)
Balance, shares at Dec. 31, 2015		21,483,230			21,483,230
Balance, value at Dec. 31, 2015		$ 21,483	$ 2,722,559	$ (2,680,106)	$ 63,936
Net loss					$ (698,946)
Balance, shares at Sep. 30, 2016					22,959,897
Balance, value at Sep. 30, 2016					$ (21,282)